Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance, beginning of the year/period	$ 308,071	$ 326,813
(Reversal) addition	88,587	(18,202)
Exchange realignment	(2,613)	(540)
Balance, end of year/period	$ 394,045	$ 308,071